Loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Loans and borrowings
Schedule of composition of loans and borrowings

	Interest rate*		June 30,	December 31,
	2024	2023	2024	2023
			(Unaudited)
Local currency
Bonds	11.0%	12.4%	5,199,527	5,172,256
Syndicate and commercial loans	12.8%	12.9%	4,155,058	4,323,198
Lease liabilities	9.5%	8.9%	832,385	922,536
			10,186,970	10,417,990
Foreign currency
Bonds (1)	6.8%	6.4%	81,915,520	72,774,985
Commercial and syndicate loans	7.3%	7.2%	21,698,959	21,478,503
Loans from related parties (Nota 30)	6.0%	6.0%	763,891	683,949
Lease liabilities	6.4%	6.0%	454,226	460,100
			104,832,596	95,397,537
			115,019,566	105,815,527
Current			16,039,201	15,550,008
Non–current			98,980,365	90,265,519
			115,019,566	105,815,527

* Weighted average effective interest rate for the end of each period.

(1)	As part of the refinancing and financing strategy, Ecopetrol S.A. successfully issued External Public Debt Bonds in the international capital market on January 9, 2024, for USD$1,850 million, with a maturity of 12 years, with a coupon rate of 8.375%.

Likewise, Ecopetrol S.A. made a public offering of its international bonds maturing in January 2025 (issued in 2014). The nominal amount in circulation of the bond is USD $1,200 million and with a coupon rate of 4.125%. As a result, offers were received for USD$737,350,000 of the total amount of the bonds, reaching a repurchase rate of 61.45%.

Schedule of maturity of loans and borrowings

	Up to 1 year	1 - 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	256,361	1,260,604	1,541,559	2,141,003	5,199,527
Syndicate and commercial loans	543,839	2,332,016	1,081,286	197,917	4,155,058
Lease liabilities	218,081	407,498	205,644	1,162	832,385
	1,018,281	4,000,118	2,828,489	2,340,082	10,186,970
Foreign currency
Bonds	5,199,872	26,637,463	29,716,531	20,361,654	81,915,520
Syndicate and commercial loans	8,974,990	10,896,344	1,332,783	494,842	21,698,959
Lease liabilities	82,167	154,877	161,802	55,380	454,226
Loans from related parties	763,891	—	—	—	763,891
	15,020,920	37,688,684	31,211,116	20,911,876	104,832,596
Balance as of June 30, 2024 (Unaudited)	16,039,201	41,688,802	34,039,605	23,251,958	115,019,566